Goodwill and Intangible Assets - Summary of Intangible Assets with Definite and Indefinite Lives (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Amortized intangible assets, Gross Amount	$ 2,844,201	$ 2,754,279	$ 2,636,544
Amortized intangible assets, Accumulated Amortization	(432,800)	(361,200)	(223,923)
Amortized intangible assets, Net Book Value	2,411,401	2,393,079	2,412,621
Total intangible assets, Gross Amount	2,881,001	2,791,079	2,698,344
Total intangible assets, Net Book Value	2,448,201	2,429,879	2,474,421
Developed technology
Intangible Asset, Acquired, Finite-Lived [Line Items]
Indefinite-lived intangible assets			25,000
Trademarks / trade names
Intangible Asset, Acquired, Finite-Lived [Line Items]
Indefinite-lived intangible assets	$ 36,800	$ 36,800	36,800
Customer lists / relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted-Average Remaining Useful Lives (in years)	20 years	20 years
Amortized intangible assets, Gross Amount	$ 2,173,784	$ 2,107,860	2,036,285
Amortized intangible assets, Accumulated Amortization	(323,433)	(273,349)	(176,093)
Amortized intangible assets, Net Book Value	$ 1,850,351	$ 1,834,511	1,860,192
Patents And Technology [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted-Average Remaining Useful Lives (in years)	15 years	16 years
Amortized intangible assets, Gross Amount	$ 413,181	$ 395,546	355,241
Amortized intangible assets, Accumulated Amortization	(54,806)	(42,416)	(19,559)
Amortized intangible assets, Net Book Value	$ 358,375	$ 353,130	335,682
Trademarks / trade names [Indefinite]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted-Average Remaining Useful Lives (in years)	13 years	14 years
Amortized intangible assets, Gross Amount	$ 257,236	$ 250,873	245,018
Amortized intangible assets, Accumulated Amortization	(54,561)	(45,435)	(28,271)
Amortized intangible assets, Net Book Value	$ 202,675	$ 205,438	$ 216,747